[API TRUST LOGO]

                               November 30, 1998

                               Semi-Annual Report



                                  GROWTH FUND
                              CAPITAL INCOME FUND
                              MULTIPLE INDEX TRUST
                          YORKTOWN CLASSIC VALUE TRUST
                                TREASURIES TRUST



                                [API TRUST LOGO]




                                    CONTENTS


Letter to Shareholders                  1

Growth Fund
  Investments                           3
  Financial Statements                  6

Capital Income Fund
  Investments                          13
  Financial Statements                 15

Multiple Index Trust
  Investments                          22
  Financial Statements                 24

Yorktown Classic Value Trust
  Investments                          30
  Financial Statements                 32

Treasuries Trust
  Investments                          40
  Financial Statements                 42

[API TRUST LOGO]




Dear Fellow Shareholders,

The six month period ended November 30, 1998 was a period of sharp contrast. Many market averages set records in the first months of the period then tumbled dramatically in the late summer in some of the worst selling since the fall of 1990. The mood swings in market psychology seemed especially pronounced when the devastation of the meltdown in the Russian economy seemed to be spreading like a dreaded epidemic throughout all emerging markets. A flight to safety and liquidity made US Treasuries the most popular investment during this period of pessimism.

As the following chart indicates, equity fund holders that weathered the storm were rewarded handsomely in October and November, as most markets rebounded.


                           Net Asset Value Per Share


                                         9/30/98      11/30/98       Change
                                       -----------   ----------   ------------
      Growth Fund                      $ 12.18       $ 13.92       +14.29%
      Capital Income Fund                19.88         22.42       +12.78%
      Yorktown Classic Value Trust       10.95         14.67       +33.97%
      Multiple Index Trust               10.07         11.48       +14.00%


In the last quarter of 1998, the heady atmosphere of technology and internet issues outperformed and lead all sectors in our domestic markets. Financials and consumer products companies languished but seem to be improving as the economy continues to grow and Federal Reserve Chairman Greenspan's aggressive lowering of short term interest rates seems to have avoided a slow down in our domestic economy.

All in all, 1998 will be remembered as a buying opportunity! Prices fell on average 20+% in August and September with some stocks falling to five year lows overnight. Your funds locked in some of the best opportunities we have seen since 1990. I believe strong recovery performance from the lows in the third quarter will continue into 1999 and beyond.

Please note the Efficient Frontier graph for each fund that shows the relative risk and return of each portfolio. By investing in other mutual funds, the Growth Fund, Capital Income Fund and Multiple Index Trust are among the most diversified of all US mutual funds. The investments cover multiple categories with varying degrees of risk and return, which is known as the Efficient Frontier. By combining assets in this manner you can lower risk while enhancing return.

As always, it is impossible to predict near term market performance. However, we believe that any renewed periods of severe market pessimism would provide us with attractive long term investment opportunities, as was the case in August and September.

It is important to keep a level head in emotional times. This past summer some investors chose to reduce their commitment to equities based on short term events. For long term investors, we believe the current stock market environment underscores the need for diversification and the assessment of risk. The opportunities are greatest where the blood has been the reddest. The free market economies of the world will survive and strengthen into the next century. Lead by strong positions in the United States and Europe, our portfolios are well positioned for the New Year.

I am pleased to report that the Growth Fund, Capital Income Fund, Treasuries Trust and Yorktown Classic Value Trust have all been mentioned favorably in various publications during the reporting period. We thank you for your confidence and long term support.


Sincerely,

/s/ David D. Basten

David D. Basten
President

                            API GROWTH FUND
             COMPARING DISTRIBUTION OF MARKETS IN THE FUND
            AND POSITION OF MARKETS ON THE EFFICIENT FRONTIER*

                     DISTRIBUTION OF MARKETS*

SCIENCE & TECHNOLOGY FUNDS 6.2%
S&P INDEX OBECT. FUNDS 17.6%
PACIFIC REGION FUNDS 0.8%
MID CAP FUNDS 2.9%
INTERNATIONAL FUNDS 5.3%

8.7% SMALL CAP FUNDS
3.1% CAPITAL APPRECIATION FUNDS
6.5% EMERGING MARKET FUNDS
1.0% EQUITY INCOME FUNDS
1.9% EUROPEAN REGION FUNDS
4.0% FINANCIAL SERVICES FUNDS
1.4% GLOBAL FUNDS
26.1% GROWTH FUNDS




       CONSERVATIVE         MODERATE          GROWTH           AGGRESSIVE


H    o    HI-Yield Bonds
I    o    REITs
G    o    Long-Term Muni Bonds
H    o    International Bonds
E    o    Inter-Term Muni Bonds
R

R    o    Corporate Bonds
E    o    Long-term Govt. Bonds
T    o    Mort. Backed Bonds
U    o    Short Term Muni. Bonds
R    o    Inter-term Govt. Bonds
N    o    Fixed Annuities
     o    T Notes/Cds
L    o    Cash & Equivalents
O
W    x    Emerging Equities
E    x    Small Growth Stocks
R    x    Small Value Stocks
     x    International Stocks
     x    Mid-Cap Stocks
     x    Large Growth Stocks
     x    Large Value Stocks
     x    Balanced Funds

                           POSITION OF MARKETS ON THE
                             EFFICIENT FRONTIER
                           TIME PERIOD:     1980-1996

     x    INDICATES MARKETS INCLUDED IN THE API GROWTH FUND*



     LOWER                           RISK                       HIGHER



     * Allocation of the fund is as of Nov. 30 and will change based on market conditions

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 1998
                                  (Unaudited)





                                             Shares               Value
                                       ------------------   -----------------
MUTUAL FUNDS -- 100.00%
Capital Appreciation Funds -- 3.09%
Delaware Group Value Fund, Inc.               46,437        $1,183,217
Oppenheimer Quest Value Fund,
   Inc. Class A                               43,069           956,133
                                                            ----------
                                                             2,139,350
                                                            ----------
Emerging Markets Funds -- 6.53%
Eaton Vance Special Investment
   Trust Emerging Markets Fund                28,368           228,085
Goldman Sachs Emerging Markets
   Fund Class A                               63,199           472,733
Ivy Developing Nations Fund                   76,419           470,743
MFS Emerging Growth Fund
   Class A                                    11,261           457,770
Putnam Emerging Growth Fund                  214,155         1,507,653
Templeton Developing Markets
   Trust                                     129,471         1,386,637
                                                            ----------
                                                             4,523,621
                                                            ----------
Equity Income Funds -- 1.04%
Pioneer Growth Trust Equity Income
   Fund Class A                               24,673           718,752
                                                            ----------
European Region Funds -- 1.90%
Vanguard International Equity Index
   Fund, Inc. European Portfolio              52,891         1,313,290
                                                            ----------
Financial Services Funds -- 4.00%
John Hancock Freedom Regional
   Bank Fund Class A                          54,205         2,771,007
                                                            ----------
Global Funds -- 1.43%
Phoenix Worldwide Opportunities
   Fund                                       82,045           991,107
                                                            ----------


                                             Shares               Value
                                       ------------------   -----------------
Growth Funds -- 26.08%
Bear Stearns Large Cap Value Fund
   Class A                                    16,234        $  337,994
Davis New York Venture Fund
   Class A                                   190,575         4,674,806
Enterprise Group Fund, Inc. Growth
   Portfolio                                  47,094           963,547
Guardian Park Avenue Fund, Inc.               24,099         1,217,498
Hilliard Lyons Growth Fund, Inc.              33,245         1,129,027
Ivy Growth Fund, Inc.                        125,954         2,424,632
Kemper Growth Fund                            39,321           544,607
Legg Mason Value Trust - Navigator
   Class                                      22,578         1,258,975
Longleaf Partners Fund                        40,694           968,524
New Economy Fund                              46,560         1,101,150
Putnam Vista Fund, Inc.                       71,855           898,911
Sentinel Growth Fund, Inc.                    69,677         1,020,768
Vanguard Index Trust Total Stock
   Market Portfolio                           58,783         1,527,189
                                                            ----------
                                                            18,067,628
                                                            ----------
Growth and Income
   Funds -- 14.44%
AIM Equity Funds, Inc. Blue Chip
   Fund                                       27,941         1,074,342
ASM Index 30 Fund                             30,089           608,404
Colonial Trust VI U. S. Fund for
   Growth                                     39,910           789,422
Fidelity Adviser Growth & Income
   Fund                                       47,534           716,347
Principal Preservation Dividend
   Achievers Portfolio                        10,752           310,320
Principal Preservation S&P 100 Plus
   Portfolio                                  63,811         2,168,316
Pioneer Fund, Inc.                            51,071         2,159,309
SSGA Matrix Equity Fund                       36,614           577,779
Vanguard Index Trust Value
   Portfolio                                  21,346           480,307
Vanguard Growth and Income Fund               37,362         1,119,385
                                                            ----------
                                                            10,003,931
                                                            ----------

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      SCHEDULE OF INVESTMENTS, Continued
                               November 30, 1998
                                  (Unaudited)





                                          Shares         Value
                                       -----------   -------------
International Funds -- 5.31%
Alliance Worldwide Privatization
   Fund, Inc. Class A                     77,280      $   923,505
Goldman Sachs Core International
   Equity Class A                         82,051          792,615
Kemper International Fund                 55,031          695,594
Oppenheimer International Growth
   Fund                                   20,722          313,115
Pioneer International Growth Fund
   Class A                                55,549          952,125
                                                      -----------
                                                        3,676,954
                                                      -----------
Mid-Cap Funds -- 2.88%
Vanguard Index Trust Extended
   Market Portfolio                       65,627        1,993,118
                                                      -----------
Pacific Region Funds -- 0.79%
Goldman Sachs Asia Growth Fund
   Class A                                67,191          547,608
                                                      -----------
S&P 500 Index Objective
   Funds -- 17.63%
BT S&P 500 Fund                            2,051          308,403
Federated Index Trust Max-Cap
   Fund                                  107,747        2,592,412
SSGA S&P 500 Index Fund                  164,646        3,474,051


                                          Shares         Value
                                       -----------   -------------
T. Rowe Price Index Trust, Inc.
   Equity Index Fund                      50,428      $ 1,600,090
Vanguard Index Trust 500 Portfolio        39,027        4,234,064
                                                      -----------
                                                       12,209,020
                                                      -----------
Science & Technology
   Funds -- 6.20%
Alliance Technology Fund                  43,758        3,001,855
Principal Preservation Technology
   100 Index Portfolio                    77,339        1,298,537
                                                      -----------
                                                        4,300,392
                                                      -----------
Small-Cap Funds -- 8.68%
Kemper Small Cap Equity Fund
   Class A                                88,203          510,699
Munder Small Company Growth
   Fund                                   54,422          965,991
Seligman Frontier Fund                   118,289        1,600,453
SmallCap World Fund, Inc.                 57,101        1,408,133
SSGA Small Cap Fund                       84,235        1,524,669
                                                      -----------
                                                        6,009,945
                                                      -----------
     Total Investments
        (cost $55,947,663)                            $69,265,723
                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1998
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $55,947,663)                                  $  69,265,723
 Cash                                                                                       3,865,914
 Other assets                                                                                  54,278
                                                                                        -------------
      Total assets                                                                         73,185,915
                                                                                        -------------
Liabilities:
 Accrued distribution fees                                                                     59,289
 Accrued advisory fees                                                                         56,717
 Other liabilities                                                                            142,580
                                                                                        -------------
      Total liabilities                                                                       258,586
                                                                                        -------------
        Net Assets                                                                      $  72,927,329
                                                                                        =============
Shares of beneficial interest outstanding (unlimited number of no par value shares
  authorized)                                                                               5,238,526
                                                                                        =============
Net asset value, offering and redemption price per share outstanding                    $       13.92
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1998
                                  (Unaudited)


Investment Income:
 Dividends                                                        $    205,852
 Interest                                                               27,788
                                                                  ------------
      Total income                                                     233,640
                                                                  ------------
Expenses:
 Investment advisory fees                                              359,632
 Distribution fees                                                     359,632
 Transfer agent fees                                                   119,197
 Custodial fees                                                         11,709
 Professional fees                                                      22,595
 Registration fees                                                       8,330
 Trustee fees                                                            6,788
 Insurance                                                              15,165
 Shareholder reports                                                    11,413
 Miscellaneous                                                           3,311
                                                                  ------------
                                                                       917,772
 Less expenses waived by investment advisor                            (95,060)
                                                                  ------------
     Total expenses                                                    822,712
                                                                  ------------
     Net investment loss                                              (589,072)
                                                                  ------------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                       (2,325,086)
 Capital gain distributions from mutual funds                        1,486,213
 Change in unrealized appreciation on investments                      142,681
                                                                  ------------
      Net realized and unrealized loss on investments                 (696,192)
                                                                  ------------
        Net decrease in net assets resulting from operations      $ (1,285,264)
                                                                  ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                            For the
                                                                           Six Months
                                                                             Ended            For the
                                                                         Nov. 30, 1998       Year Ended
                                                                          (Unaudited)       May 31, 1998
                                                                        ---------------   ---------------
Operations:
 Net investment loss                                                     $   (589,072)     $    (456,909)
 Net realized gain (loss) from security transactions                       (2,325,086)         5,004,312
 Capital gain distributions from mutual funds                               1,486,213          3,909,171
 Net change in unrealized appreciation on investments                         142,681          3,926,788
                                                                         ------------      -------------
      Increase (decrease) in net assets resulting from operations          (1,285,264)        12,383,362
                                                                         ------------      -------------
Distributions:
 From net realized gain on security transactions                                              (7,875,892)
                                                                                           -------------
      Decrease in net assets resulting from distributions                                     (7,875,892)
                                                                                           -------------
Capital share transactions:
 Proceeds from sale of 328,539 and 555,387 shares                           4,361,429          7,758,789
 Value of 594,591 shares issued upon reinvestment of dividends                                 7,615,929
 Cost of 550,755 and 810,738 shares redeemed                               (7,321,986)       (11,426,062)
                                                                         ------------      -------------
      Increase (decrease) in net assets resulting from capital share
      transactions                                                         (2,960,557)         3,948,656
                                                                         ------------      -------------
      Total increase (decrease) in net assets                              (4,245,821)         8,456,126
Net assets:
 Beginning of year/period                                                  77,173,150         68,717,024
                                                                         ------------      -------------
 End of year/period                                                      $ 72,927,329      $  77,173,150
                                                                         ============      =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS



                                                         For the
                                                       Six Months
                                                          Ended
                                                      Nov. 30, 1998
                                                       (Unaudited)
                                                   ------------------
For a share outstanding throughout each
 year/period:
Net asset value, beginning of year/period             $    14.13
                                                      ----------
Income from investment operations:
 Net investment loss                                        (.11)
 Net realized and unrealized gain (loss) on
  investments                                               (.10)
                                                      ----------
      Total income (loss) from investment
       operations                                           (.21)
                                                      ----------
Distributions:
 From net realized gain on security transactions
      Total distributions
        Net asset value, end of year/period           $    13.92
                                                      ==========
Total return*                                              (1.49)%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)       $   72,927
 Ratio of expenses to average net assets(2)                 2.30%(1)
 Ratio of net investment income (loss) to average
  net assets                                               (1.64)%(1)
 Portfolio turnover rate                                     113%(1)



                                                                     For the Years Ended May 31,
                                                   ----------------------------------------------------------------
                                                       1998         1997         1996         1995         1994
                                                   ------------ ------------ ------------ ------------ ------------
For a share outstanding throughout each
 year/period:
Net asset value, beginning of year/period            $  13.42     $  14.00     $  12.48     $  12.32     $  11.86
                                                     --------     --------     --------     --------     --------
Income from investment operations:
 Net investment loss                                    (0.08)       (0.17)       (0.14)       (0.10)       (0.21)
 Net realized and unrealized gain (loss) on
  investments                                            2.36         1.25         2.67         1.37         1.25
                                                     --------     --------     --------     --------     --------
      Total income (loss) from investment
       operations                                        2.28         1.08         2.53         1.27         1.04
                                                     --------     --------     --------     --------     --------
Distributions:
 From net realized gain on security transactions        (1.57)       (1.66)       (1.01)       (1.11)       (0.58)
                                                     --------     --------     --------     --------     --------
      Total distributions                               (1.57)       (1.66)       (1.01)       (1.11)       (0.58)
                                                     --------     --------     --------     --------     --------
        Net asset value, end of year/period          $  14.13     $  13.42     $  14.00     $  12.48     $  12.32
                                                     ========     ========     ========     ========     ========
Total return*                                           18.39%        8.32%       21.03%       11.28%        8.60%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)      $ 77,173     $ 68,717     $ 68,306     $ 55,191     $ 46,958
 Ratio of expenses to average net assets(2)              2.18%        2.18%        2.24%        2.06%        2.24%
 Ratio of net investment income (loss) to average
  net assets                                            (0.62)%      (1.31)%      (1.08)%      (1.50)%      (1.75)%
 Portfolio turnover rate                                   57%          84%          63%          91%          90%

-----------
(1) Annualized

(2) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.56%, 2.54%, 2.55%, 2.57%, 2.60% and 2.56%, respectively.

* Total returns for periods less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS

                (Information as of and for the six months ended
                        November 30, 1998 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 1998, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $55,947,663, $13,318,060, $13,351,074 and
     $33,014, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see
   Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the six months ended November 30, 1998, the Advisor waived $95,060 of its fees.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1998, the Distributor received $95,060 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.


5. Investment Activity:

   For the six months ended November 30, 1998, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $39,767,622 and $45,344,196, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. Compostion of Net Assets:

     At November 30, 1998, net assets consisted of:


   Paid-in capital                                                               $ 55,596,928
   Accumulated net investment loss                                                   (589,072)
   Accumulated net realized gain from security transactions                         4,601,413
   Unrealized appreciation on investments                                          13,318,060
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 72,927,329
                                                                                 ============

                            API CAPITAL INCOME FUND
             COMPARING DISTRIBUTION OF MARKETS IN THE FUND
            AND POSITION OF MARKETS ON THE EFFICIENT FRONTIER*

                     DISTRIBUTION OF MARKETS*

S&P 500 INDEX OBJECT. FUNDS 20.9%
INTERNATIONAL FUNDS 7.0%
GROWTH AND INCOME FUNDS 32.6%
11.2% EQUITY INCOME FUNDS
2.8% EUROPEAN REGION FUNDS
13.3% FINANCIAL SERVICES FUNDS
1.0% GLOBAL FUNDS
11.2% GROWTH FUNDS


       CONSERVATIVE         MODERATE          GROWTH           AGGRESSIVE


H    o    Small Growth Stocks
I    o    Small Value Stocks
G    o    Emerging Equities
H    o    Mid-Cap Stocks
E    o    HI-Yield Bonds
R

R    o    REITs
E    o    Long-term Muni Bonds
T    o    Balanced Funds
U    o    Short Term Muni. Bonds
R    o    Inter-term Muni. Bonds
N    o    Fixed Annuities
     x    T Notes/Cds
L    x    Cash & Equivalents
O
W    x    Inter-term Govt. Bonds
E    x    Mort. Backed Bonds
R    x    Long-term Govt. Bonds
     x    Corporate Bonds
     x    International Bonds
     x    Large Growth Stock
     x    Large Value Stocks
     x    International Stocks

                           POSITION OF MARKETS ON THE
                             EFFICIENT FRONTIER
                           TIME PERIOD: 1980-1996

     x    INDICATES MARKETS INCLUDED IN THE API GROWTH FUND*



     LOWER                           RISK                       HIGHER



     * Allocation of the fund is as of Nov. 30 and will change based on market conditions

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 1998
                                  (Unaudited)



                                          Shares          Value
                                       -----------   --------------
MUTUAL FUNDS -- 100.00%
Equity Income Funds -- 11.20%
Kemper-Dreman High Return Fund
   Class A                                13,899      $   495,724
Putnam Equity Income Fund New
   Class A                                22,123          374,779
T. Rowe Price Equity Income Fund          13,572          375,685
                                                      -----------
                                                        1,246,188
                                                      -----------
European Region Funds -- 2.83%
Alliance New Europe Fund, Inc.
   Class A                                15,494          314,548
                                                      -----------
Financial Services Funds -- 13.29%
Davis Financial Fund Class A              27,635          778,760
Franklin Mutual Financial Services         9,786          124,293
Pilgrim American Bank and Thrift          23,000          575,230
                                                      -----------
                                                        1,478,283
                                                      -----------
Global Funds -- 0.97%
Pioneer World Equity Fund Class A          6,164          107,939
                                                      -----------
Growth Funds -- 11.23%
Bear Stearns Insider Select Fund
   Class A                               23,5260          389,831
MFS Large Cap Growth Fund
   Class A                                46,143          797,825
Vanguard Index Trust Total Stock
   Market Portfolio                        2,378           61,799
                                                      -----------
                                                        1,249,455
                                                      -----------
                                         Shares          Value
                                        -------      -----------
Growth and Income Funds -- 32.59%
American Century Income and
   Growth Fund                            13,060      $   374,450
ASM Index 30 Fund                         13,774          278,512
Fidelity Advisers Growth & Income
   Fund                                   10,916          163,531
Neuberger & Berman Equity Funds
   Guardian Fund                           8,015          203,355
Principal Preservation Portfolios
   S&P 100 Plus Portfolio                 64,451        2,190,078
Vanguard Index Trust Value
   Portfolio                              14,289          321,516
Vanguard/Windsor Fund, Inc.
   Vanguard/ Windsor II Portfolio          2,951           95,164
                                                      -----------
                                                        3,626,606
                                                      -----------
International Funds -- 6.99%
Alliance Worldwide Privatization
   Fund, Inc. Class A                     11,277          134,765
Principal International Fund              33,628          319,471
Putnam International Growth &
   Income Fund                            28,382          324,125
                                                      -----------
                                                          778,361
                                                      -----------
S&P 500 Index Objective
   Funds -- 20.90%
Federated Index Trust Max-Cap
   Fund                                   19,345          465,458
Vanguard Index Trust 500 Portfolio        17,145        1,860,076
                                                      -----------
                                                        2,325,534
                                                      -----------
     Total investments
        (cost $9,057,432)                             $11,126,914
                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1998
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $9,057,432)                                   $  11,126,914
 Cash                                                                                       1,344,863
 Other assets                                                                                  63,225
                                                                                        -------------
      Total assets                                                                         12,535,002
                                                                                        -------------
Liabilities:
 Accrued distribution fees                                                                      5,002
 Other liabilities                                                                             20,993
                                                                                        -------------
      Total liabilities                                                                        25,995
                                                                                        -------------
        Net assets                                                                      $  12,509,007
                                                                                        =============
Shares of beneficial interest outstanding (unlimited number of no par value shares            558,029
                                                                                        =============
  authorized)
Net asset value, offering and redemption price per share outstanding                    $       22.42
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1998
                                  (Unaudited)


Investment income:
 Dividends                                                        $   79,232
 Interest                                                              6,664
                                                                  ----------
      Total income                                                    85,896
                                                                  ----------
Expenses:
 Investment advisory fees                                             34,382
 Distribution fees                                                    28,652
 Transfer agent fees                                                  21,684
 Custodial fees                                                        2,199
 Professional fees                                                     8,969
 Registration fees                                                     8,843
 Trustee fees                                                          1,095
 Insurance                                                             2,426
 Shareholder reports                                                   3,295
 Miscellaneous                                                           978
                                                                  ----------
                                                                     112,523
 Less expenses waived by investment advisor                          (34,382)
                                                                  ----------
     Total expenses                                                   78,141
                                                                  ----------
     Net investment income                                             7,755
                                                                  ----------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                       (404,007)
 Capital gain distributions from mutual funds                         85,115
 Change in unrealized appreciation on investments                     85,026
                                                                  ----------
      Net realized and unrealized loss on investments               (233,866)
                                                                  ----------
        Net decrease in net assets resulting from operations      $ (226,111)
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                               For the
                                                                              Six Months
                                                                                Ended            For the
                                                                            Nov. 30, 1998       Year Ended
                                                                             (Unaudited)       May 31, 1998
                                                                           ---------------   ---------------
Operations:
 Net investment income (loss)                                               $      7,755      $     77,700
 Net realized gain (loss) from security transactions                            (404,007)          531,899
 Capital gain distributions from mutual funds                                     85,115           650,304
 Net change in unrealized appreciation on investments                             85,026           867,042
                                                                            ------------      ------------
      Increase (decrease) in net assets resulting from operations               (226,111)        2,126,945
                                                                            ------------      ------------
Distributions:
 From net investment income                                                                       (137,628)
 From net realized gain on security transactions                                                  (619,051)
                                                                                              ------------
      Decrease in net assets resulting from distributions                                         (756,679)
                                                                                              ------------
Capital share transactions:
 Proceeds from sale of 122,228 and 123,986 shares                              2,684,065         2,750,079
 Value of 34,684 shares issued upon reinvestment of dividends                                      715,156
 Cost of 69,005 and 60,388 shares redeemed                                    (1,541,003)       (1,341,259)
                                                                            ------------      ------------
      Increase in net assets resulting from capital share transactions         1,143,062         2,123,976
                                                                            ------------      ------------
      Total increase in net assets                                               916,951         3,494,242
Net assets:
 Beginning of year/period                                                     11,592,056         8,097,814
                                                                            ------------      ------------
 End of year/period                                                         $ 12,509,007      $ 11,592,056
                                                                            ============      ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS



                                                            For the
                                                          Six Months
                                                             Ended
                                                         Nov. 30, 1998
                                                          (Unaudited)
                                                       ----------------
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                 $   22.96
                                                          ---------
Income from investment operations:
 Net investment income (loss)                                  0.01
 Net realized and unrealized gain (loss) on
  investments                                                 (0.55)
                                                          ---------
      Total income (loss) from investment
       operations                                             (0.54)
                                                          ---------
Distributions:
 From net investment income
 From net realized gain on security transactions
      Total distributions
        Net asset value, end of year/period               $   22.42
                                                          =========
Total return*                                                 (2.35)%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)           $  12,509
 Ratio of expenses to average net assets(2)                    1.37%(1)
 Ratio of net investment income (loss) to average net
  assets                                                       0.14%(1)
 Portfolio turnover rate                                         98%(1)



                                                                         For the Years Ended May 31,
                                                       ----------------------------------------------------------------
                                                           1998         1997         1996         1995         1994
                                                       ------------ ------------ ------------ ------------ ------------
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                $  19.92    $  17.57     $  17.21     $  16.34     $   16.06
                                                         --------    --------     --------     --------     ---------
Income from investment operations:
 Net investment income (loss)                               0.16         0.32         0.34         0.35       (  0.01)
 Net realized and unrealized gain (loss) on
  investments                                               4.64         3.49         2.57         1.64          0.78
                                                         --------    --------     --------     --------     ---------
      Total income (loss) from investment
       operations                                           4.80         3.81         2.91         1.99          0.77
                                                         --------    --------     --------     --------     ---------
Distributions:
 From net investment income                                 (0.30)       (0.48)       (0.28)       (0.36)
 From net realized gain on security transactions            (1.46)       (0.98)       (2.27)       (0.76)       (0.49)
                                                         --------    ---------    ---------    ---------    ---------
      Total distributions                                   (1.76)       (1.46)       (2.55)       (1.12)       (0.49)
                                                         --------    ---------    ---------    ---------    ---------
        Net asset value, end of year/period              $  22.96    $  19.92     $  17.57     $  17.21     $   16.34
                                                         ========    =========    =========    =========    =========
Total return*                                               25.30%       22.43%       17.65%       13.08%        4.79%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)          $ 11,592    $   8,098    $   4,417    $   3,031    $   2,964
 Ratio of expenses to average net assets(2)                  1.47%        1.77%        2.22%        2.05%        2.12%
 Ratio of net investment income (loss) to average net
  assets                                                     0.80%        1.84%        1.43%        0.75%       (0.06)%
 Portfolio turnover rate                                       33%          67%          40%          65%          17%

-----------
(1) Annualized

(2) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.97%, 2.07%, 2.38%, 2.82%, 2.65% and 2.72%, respectively.

* Total returns for periods of less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1998 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing in mutual funds, at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 1998, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $9,057,432, $2,069,482, $2,084,627 and
     $15,145, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the six months ended November 30, 1998, the Advisor waived all of its fees in the amount of $34,382.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1998, the Distributor received $24,354 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.


5. Investment Activity:

   For the six months ended November 30, 1998, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $5,383,328 and $5,394,836, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. Composition of Net Assets:

     At November 30, 1998, net assets consisted of:


   Paid-in capital                                                               $ 10,007,278
   Accumulated net investment income                                                    7,755
   Accumulated net realized gain from security transactions                           424,492
   Unrealized appreciation on investments                                           2,069,482
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 12,509,007
                                                                                 ============

                          API MULTIPLE INDEX TRUST
             COMPARING DISTRIBUTION OF MARKETS IN THE FUND
            AND POSITION OF MARKETS ON THE EFFICIENT FRONTIER*

                     DISTRIBUTION OF MARKETS*

S&P 500 INDEX OBJECT. FUNDS 48.5%
SCIENCE & TECHNOLOGY FUNDS 8.1%
PACIFIC REGION FUNDS 4.1%
10.0% CAPITAL APPRECIATION FUNDS
2.7% EMERGING MARKET FUNDS
1.3% EUROPEAN REGION FUNDS
11.1% GROWTH FUNDS
2.1% GROWTH AND INCOME FUNDS
5.9% INTERNATIONALAAA FUNDS
1.2% MID CAP FUNDS
5.0% SMALL COMPANY GROWTH FUNDS


       CONSERVATIVE         MODERATE          GROWTH           AGGRESSIVE


H    o    HI-Yield Bonds
I    o    REITs
G    o    Long-Term Muni Bonds
H    o    International Bonds
E    o    Inter-Term Muni Bonds
R

R    o    Corporate Bonds
E    o    Long-term Govt. Bonds
T    o    Mort. Backed Bonds
U    o    Short Term Muni. Bonds
R    o    Inter-term Govt. Bonds
N    o    Fixed Annuities
     o    T Notes/Cds
L    o    Cash & Equivalents
O
W    x    Balanced Funds
E    x    Large Value Stocks
R    x    Large Growth Stocks
     x    Mid-Cap Stocks
     x    International Stocks
     x    Small Value Stocks
     x    Small Growth Stocks
     x    Emerging Equities

                           POSITION OF MARKETS ON THE
                             EFFICIENT FRONTIER
                           TIME PERIOD: 1980-1996

     x    INDICATES MARKETS INCLUDED IN THE API MULTIPLE INDEX TRUST*



     LOWER                           RISK                       HIGHER



     * Allocation is as of Nov. 30 and will change based on market conditions

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1998
                                  (Unaudited)



                                                                               Shares        Value
                                                                              --------   -------------
MUTUAL FUNDS -- 100.00%
Capital Appreciation Funds -- 10.02%
Rydex Series Trust OTC Fund                                                     8,971     $  316,594
                                                                                          ----------
Emerging Markets Funds -- 2.72%
Vanguard International Equity Index Fund, Inc. Emerging Markets Portfolio      10,191         85,918
                                                                                          ----------
European Region Funds -- 1.31%
Invesco Specialty Funds, Inc. European Small Company Fund                       3,184         41,274
                                                                                          ----------
Growth Funds -- 11.09%
Vanguard Index Trust Total Stock Market Portfolio                              13,484        350,322
                                                                                          ----------
Growth and Income Funds -- 2.11%
ASM Index 30 Fund                                                               3,296         66,659
                                                                                          ----------
International Funds -- 5.89%
BT EAFE Equity Index Fund                                                       9,077        104,850
Vanguard Total International Index Fund                                         7,337         81,082
                                                                                          ----------
                                                                                             185,932
                                                                                          ----------
Mid-Cap Funds -- 1.16%
Federated Index Trust Mid-Cap Fund                                              2,367         36,715
                                                                                          ----------
Pacific Region Funds -- 4.05%
Vanguard International Equity Index Fund, Inc. Pacific Portfolio               16,613        127,925
                                                                                          ----------
S&P 500 Index Objective Funds -- 48.54%
Federated Index Trust Max-Cap Fund                                              6,391        153,780
SSGA S&P 500 Index Fund                                                        23,934        505,010
T. Rowe Price Equity Index Fund                                                 8,629        273,803
Vanguard Index Trust 500 Portfolio                                              5,535        600,497
                                                                                          ----------
                                                                                           1,533,090
                                                                                          ----------
Science & Technology Funds -- 8.13%
Principal Preservation Tech 100 Index Portfolio                                15,294        256,797
                                                                                          ----------
Small Company Growth Funds -- 4.98%
Vanguard Index Trust Small Cap Value Fund                                      18,679        157,466
                                                                                          ----------
  Total Investments (cost $2,891,401)                                                     $3,158,692
                                                                                          ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1998
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $2,891,140)                                   $  3,158,692
 Cash                                                                                        147,592
 Other assets                                                                                 34,995
                                                                                        ------------
      Total assets                                                                         3,341,279
                                                                                        ------------
Liabilities:
 Other liabilities                                                                             3,969
                                                                                        ------------
      Total liabilities                                                                        3,969
                                                                                        ------------
        Net assets                                                                      $  3,337,310
                                                                                        ============
Shares of beneficial interest outstanding (unlimited number of no par value shares           290,723
                                                                                        ============
  authorized)
Net asset value, offering and redemption price per share outstanding                    $      11.48
                                                                                        ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                  for the six months ended November 30, 1998
                                  (Unaudited)


Investment income:
 Dividends                                                        $  12,929
 Interest                                                             3,274
                                                                  ---------
      Total income                                                   16,203
                                                                  ---------
Expenses:
 Investment advisory fees                                            11,889
 Transfer agent fees                                                  8,045
 Custodial fees                                                       1,182
 Professional fees                                                    4,113
 Registration fees                                                    3,753
 Trustee fees                                                         1,028
 Insurance                                                              534
 Shareholder reports                                                  1,350
 Organizational expenses                                              4,077
 Miscellaneous                                                          623
                                                                  ---------
                                                                     36,594
 Less expenses waived/reimbursed by investment advisor              (15,201)
                                                                  ---------
     Total expenses                                                  21,393
                                                                  ---------
     Net investment loss                                             (5,190)
                                                                  ---------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                       (37,727)
 Capital gain distributions from mutual funds                        77,570
 Change in unrealized appreciation on investments                   115,994
                                                                  ---------
      Net realized and unrealized gain on investments               155,837
                                                                  ---------
        Net increase in net assets resulting from operations      $ 150,647
                                                                  =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                       For the
                                                                                  For the            Period From
                                                                                Six Months          July 2, 1997
                                                                                   Ended            (commencement
                                                                               Nov. 30, 1998       of operations)
                                                                                (Unaudited)        to May 31, 1998
                                                                           --------------------   ----------------
Operations:
 Net investment income (loss)                                                   $   (5,190)         $     6,626
 Net realized loss from security transactions                                      (37,727)                 (29)
 Capital gain distributions from mutual funds                                       77,570               88,452
 Net change in unrealized appreciation on investments                            115,l994               151,297
                                                                                -------------       -----------
      Increase in net assets resulting from operations                             150,647              246,346
                                                                                -------------       -----------
Distributions:
 From net investment income                                                                              (6,626)
 From net realized gain on security transactions                                                        (22,680)
                                                                                                    -----------
      Decrease in net assets resulting from distributions                                               (29,306)
                                                                                                    -----------
Capital share transactions:
 Proceeds from sale of 91,898 and 296,136 shares                                 1,005,682            3,054,036
 Value of 2,752 shares issued upon reinvestment of dividends                                             27,626
 Cost of 80,062 and 20,001 shares redeemed                                        (899,200)            (218,521)
                                                                                -------------       -----------
      Increase in net assets resulting from capital share transactions             106,482            2,863,141
                                                                                -------------       -----------
      Total increase in net assets                                                 257,129            3,080,181
Net assets:
 Beginning of period                                                             3,080,181                  -0-
                                                                                -------------       -----------
 End of period                                                                  $3,337,310          $ 3,080,181
                                                                                =============       ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                             FINANCIAL HIGHLIGHTS



                                                                     For the
                                                                    Six Months
                                                                      Ended             For the
                                                                  Nov. 30, 1998      Period Ended
                                                                   (Unaudited)      May 31, 1998(3)
                                                                 ---------------   ----------------
For a share outstanding throughout the period:
Net asset value, beginning of period                                $ 11.04            $  10.00
                                                                    -------            --------
Income from investment operations:
 Net investment income (loss)                                         (0.02)              0.03
 Net realized and unrealized gain on investments                        .46               1.16
                                                                    --------           --------
      Total income from investment operations                           .44               1.19
                                                                    --------           --------
Distributions:
 From net investment income                                                               (0.03)
 From net realized gain on security transactions                                          (0.12)
                                                                                       --------
      Total distributions                                                                 (0.15)
                                                                                       --------
        Net asset value, end of period                              $ 11.48            $  11.04
                                                                    ========           ========
Total return*                                                          3.99%              11.99%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                          $ 3,337            $  3,080
 Ratio of expenses to average net assets(2)                            1.25%(1)            0.71%
 Ratio of net investment income (loss) to average net assets         ( 0.31)(1)            0.36%
 Portfolio turnover rate                                                 82%(1)              49%

-----------
(1) Annualized

(2) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 2.16% and 2.75%, respectively.

(3) Commencement of operations was July 2, 1997.

     * Total returns for periods of less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS

                (Information as of and for the six months ended
                        November 30, 1998 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its ojbective by investing at least 65% of its total assets in shares of other open-end investment companies whose portfolios mirror those of one index or another of market securities.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Organizaiton Expenses

     Costs incurred by the Fund in connection with its organization and initial registration are included in other assets and are being amortized evenly over two years. At November 30, 1998, such unamortized costs amounted to $4,056.

     d. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 1998, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $2,891,401, $267,291, $314,991 and $47,700, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund. For the period ended November 30, 1998, the Advisor waived all of its advisory fees in the amount of $11,889. In addition, the Advisor reimbursed $3,312 of the Fund's operating expenses.


4. Investment Activity:

   For the period ended November 30, 1998, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $1,462,665 and $1,320,261, respectively.


5. Composition of Net Assets:

     At November 30, 1998, net assets consisted of:



   Paid-in capital                                                            $ 2,969,623
   Accumulated net investment loss                                                 (5,190)
   Accumulated net realized gain from security transactions                       105,586
   Unrealized appreciation on investments                                         267,291
                                                                              -----------
      Net assets applicable to outstanding shares of beneficial interest      $ 3,337,310
                                                                              ===========

                          API YORKTOWN CLASSIC VALUE TRUST
                  COMPARING DISTRIBUTION OF MARKETS IN THE FUND
                AND POSITION OF MARKETS ON THE EFFICIENT FRONTIER*

                     DISTRIBUTION OF MARKETS*

AGRICULTURAL EQUIPMENT 3.6%
TELECOMMUNICATIONS 4.7%
TEXTILES 4.4%
SECURITIES BROKERAGE 20.1%
RETAIL/DISCOUNT & VARIETY 3.0%
RAILROADS 1.0%
PUBLISHING 0.9%
OIL 1.0%
OFFICE EQUIPMENT & SUPPLIES 6.1%
MACHINERY & EQUIPMENT 5.2%
6.3% INSURANCE
9.6% FINANCE
12.7% ELECTRICAL EQUIPMENT
6.0% DRUGS
7.2% COMPUTERS-MAJOR
4.8% CHEMICALS
0.5% CANDY & GUM
2.9% BANKS


       CONSERVATIVE         MODERATE          GROWTH           AGGRESSIVE


H    o    HI-Yield Bonds
I    o    REITs
G    o    Long-Term Muni Bonds
H    o    International Bonds
E    o    Inter-Term Muni Bonds
R

R    o    Corporate Bonds
E    o    Long-term Govt. Bonds
T    o    Mort. Backed Bonds
U    o    Short Term Muni. Bonds
R    o    Inter-term Govt. Bonds
N    o    Fixed Annuities
     o    T Notes/Cds
L    o    Cash & Equivalents
O
W    o    Balanced Funds
E    o    Inter-Term Muni Bonds
R    o    Large Growth Stocks
     o    Mid-Cap Stocks
     o    International Stocks

     o    Small Growth Stocks
     o    Emerging Equities
     x    Small Value Stocks
     x    Large Value Stocks


                           POSITION OF MARKETS ON THE
                             EFFICIENT FRONTIER
                           TIME PERIOD: 1980-1996

     x    INDICATES MARKETS INCLUDED IN THE YORKTOWN CLASSIC VALUE TRUST*



     LOWER                           RISK                       HIGHER



     * Allocation of the fund is as of Nov. 30 and will change based on market conditions

                         YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1998
                                  (Unaudited)





                                          Shares         Value
                                       -----------   -------------
COMMON STOCKS -- 100.00%
Agricultural Equipment -- 3.57%
Deere & Co.                               19,500      $   681,281
                                                      -----------
Banks -- 2.93%
Bankers Trust New York Corp.               3,500          304,500
Chase Manhatten Corp.                      4,000          253,750
                                                      -----------
                                                          558,250
                                                      -----------
Candy & Gum -- 0.49%
Hershey Foods Corp.                        1,400           94,150
                                                      -----------
Chemicals -- 4.84%
PPG Industries, Inc.                      15,100          923,931
                                                      -----------
Computers -- 7.19%
Dell Computer Corp.                        9,000          547,313
International Business Machines,
   Inc.                                    5,000          825,000
                                                      -----------
                                                        1,372,313
                                                      -----------
Drugs -- 5.99%
Bristol Myers Squibb Co.                   3,000          367,688
Merck & Co., Inc.                          5,000          774,375
                                                      -----------
                                                        1,142,063
                                                      -----------
Electrical Equipment -- 12.73%
General Electric Co.                       9,500          859,750
Hewlett Packard Co.                       25,000        1,568,750
                                                      -----------
                                                        2,428,500
                                                      -----------
Finance -- 9.58%
American Express Co.                       3,900          390,244
Fannie Mae                                16,000        1,164,000
First Data Corp.                          10,300          274,881
                                                      -----------
                                                        1,829,125
                                                      -----------
Insurance -- 6.31%
Citi Group                                24,000        1,204,500
                                                      -----------
Machinery and
   Equipment -- 5.22%
Dover Corp.                                6,000          213,750
Parker Hannifin Corp.                     22,500          781,875
                                                      -----------
                                                          995,625
                                                      -----------


                                          Shares         Value
                                       -----------   -------------
Office Equipment and
   Supplies -- 6.08%
Xerox Corp.                               10,800      $ 1,161,000
                                                      -----------
Oil -- 1.02%
Exxon Corp.                                2,600          195,162
                                                      -----------
Publishing -- 0.94%
McGraw-Hill Companies, Inc.                2,000          179,000
                                                      -----------
Railroads -- 1.02%
CSX Corp.                                  2,500          104,219
Norfolk Southern Corp.                     3,000           91,125
                                                      -----------
                                                          195,344
                                                      -----------
Retail - Discount &
   Variety -- 2.96%
WalMart Stores, Inc.                       7,500          564,844
                                                      -----------
Securities Brokerage -- 20.09%
Bear Stearns Cos., Inc.                   10,000          420,000
Donaldson, Lufkin & Jenrette, Inc.         9,300          373,744
Legg Mason, Inc.                           5,000          149,062
Lehman Brothers Holdings, Inc.            18,000          898,875
Merrill Lynch & Co., Inc.                 10,000          750,000
Morgan Stanley, Dean Witter,
   Discover & Co.                         12,500          871,875
Raymond James Financial, Inc.             15,000          371,250
                                                      -----------
                                                        3,834,806
                                                      -----------
Telecommunications -- 4.64%
Ameritech Corp.                           10,000          541,250
Lucent Technologies                        4,000          344,250
                                                      -----------
                                                          885,500
                                                      -----------
Textiles -- 4.40%
Paxar Corp.                               80,000          840,000
                                                      -----------
     Total Investments
        (cost $15,855,245)                            $19,085,394
                                                      ===========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1998
                                  (Unaudited)



Assets:
 Investments at value (identified cost of $15,855,245)                                  $ 19,085,394
 Cash                                                                                          3,027
 Receivable for securities sold                                                              294,440
 Other assets                                                                                 71,055
                                                                                        ------------
      Total assets                                                                        19,453,916
                                                                                        ------------
Liabilities:
 Accrued distribution fees                                                                    10,077
 Accrued advisory fees                                                                         8,398
 Securities purchased                                                                        441,919
 Securities purchased under loan agreement                                                 4,684,378
 Accrued interest expense                                                                     28,832
 Other liabilities                                                                            24,995
                                                                                        ------------
      Total liabilities                                                                    5,198,599
                                                                                        ------------
        Net Assets                                                                      $ 14,255,317
                                                                                        ============
Shares of beneficial interest outstanding (unlimited number of no par value shares           971,531
                                                                                        ============
  authorized)
Net asset value, offering and redemption price per share outstanding                    $      14.67
                                                                                        ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1998
                                  (Unaudited)



Investment Income:
 Dividends                                                        $  138,004
 Interest                                                                884
                                                                  ----------
      Total income                                                   138,888
                                                                  ----------
Expenses:
 Investment advisory fees                                             57,197
 Distribution fees                                                    57,197
 Transfer agent fees                                                  28,742
 Custodial fees                                                        5,417
 Professional fees                                                    10,872
 Registration fees                                                     9,392
 Trustee fees                                                          1,095
 Insurance                                                             3,440
 Shareholder reports                                                   3,189
 Miscellaneous                                                         1,168
                                                                  ----------
                                                                     177,709
 Less expenses waived by investment advisor                           (9,533)
                                                                  ----------
     Total operating expenses                                        168,176
 Interest expense                                                    179,909
                                                                  ----------
     Total expenses                                                  348,085
                                                                  ----------
     Net investment loss                                            (209,197)
                                                                  ----------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                       (377,048)
 Change in unrealized appreciation on investments                    468,840
                                                                  ----------
      Net realized and unrealized gain on investments                 91,792
                                                                  ----------
        Net decrease in net assets resulting from operations      $ (117,405)
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                   for the six months ended November 30, 1998
                                  (Unaudited)



Net increase (decrease) in cash:
 Cash flows from operating activities:
  Dividends and interest received                                                    $    158,762
  Operating expenses paid                                                                (163,952)
                                                                                     ------------
      Net cash used in operating activities                                                            $      (5,190)
                                                                                                       -------------
 Cash flows from investing activities:
  Purchase of portfolio securities                                                                       (22,828,800)
  Proceeds from disposition of portfolio securities                                                       20,835,878
  Interest paid                                                                                             (172,668)
                                                                                                       -------------
      Net cash used in investing activities                                                               (2,165,590)
                                                                                                       -------------
      Net cash used in operating and investing activities                                                 (2,170,780)
 Cash flows from financing activities:
  Borrowings under loan agreement                                                       6,712,609
  Repayments under loan agreement                                                      (5,256,782)
  Receipts for shareholder purchases and reinvested distributions                       1,218,595
  Payments for shareholder redemptions and distributions                                 (547,501)
                                                                                     ------------
      Net cash provided by financing activities                                                           (2,126,921)
                                                                                                       -------------
Net decrease in cash                                                                                         (43,859)
Cash at beginning of year                                                                                     46,886
                                                                                                       -------------
      Cash at the end of year                                                                          $       3,027
                                                                                                       =============
Reconciliation of net decrease in net assets from operations to net cash used in operating and investing activities:
 Decrease in net assets from operations                                                                $    (117,405)
 Increase in investments-net                                                         $ (2,140,401)
 Increase in receivable for securities sold                                              (294,440)
 Increase in liability for securities purchased                                           441,919
 Decrease in other assets                                                                  15,853
 Increase in accrued expenses and other liabilities                                        15,486
 Net realized loss                                                                        377,048
 Net unrealized appreciation                                                             (468,840)
                                                                                     ------------
      Total adjustments                                                                                   (2,053,375)
                                                                                                       -------------
       Net cash used in operating and investing activities                                             $  (2,170,780)
                                                                                                       =============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                               For the
                                                                              Six Months
                                                                                Ended            For the
                                                                            Nov. 30, 1998       Year Ended
                                                                             (Unaudited)       May 31, 1998
                                                                           ---------------   ---------------
Operations:
 Net investment loss                                                        $   (209,197)     $   (428,109)
 Net realized gain (loss) from security transactions                            (377,048)        2,342,121
 Net change in unrealized appreciation on investments                            468,840          (262,014)
                                                                            ------------      ------------
      Increase (decrease) in net assets resulting from operations               (117,405)        1,651,998
                                                                            ------------      ------------
Distributions:
 From net realized gains on security transactions                                                 (977,103)
                                                                                              ------------
      Decrease in net assets resulting from distributions                                         (977,103)
                                                                                              ------------
Capital share transactions:
 Proceeds from sale of 95,070 and 174,926 shares                               1,252,104         2,573,311
 Value of 71,927 shares issued upon reinvestment of dividends                                      958,024
 Cost of 40,261 and 247,792 shares redeemed                                     (542,951)       (3,602,549)
                                                                            ------------      ------------
      Increase in net assets resulting from capital share transactions           709,153           (71,214)
                                                                            ------------      ------------
      Total increase in net assets                                               591,748           603,681
Net assets:
 Beginning of year/period                                                     13,663,569        13,059,888
                                                                            ------------      ------------
 End of year/period                                                         $ 14,255,317      $ 13,663,569
                                                                            ============      ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS



                                                              For the
                                                            Six Months
                                                               Ended
                                                           Nov. 30, 1998
                                                            (Unaudited)
                                                        ------------------
For a share outstanding throughout each
 year/period:
Net asset value, beginning of year/period                  $   14.90
                                                           ---------
Income from investment operations:
 Net investment income (loss)                                  (0.22)
 Net realized and unrealized gain (loss) on
  investments                                                  (0.01)
                                                           ----------
      Total income (loss) from investment
       operations                                              (0.23)
                                                           ----------
Distributions:
 From net investment income
 From net realized gain on security transactions
      Total distributions
        Net asset value, end of year/period                $   14.67
                                                           ==========
Total return(2)                                                (1.54)%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)            $   14,255
 Ratio of operating expenses to average net assets(3)            2.65%  (1)
 Ratio of total expenses to average net assets(4)                5.48%  (1)
 Ratio of net investment income (loss) to average
  net assets                                                    (3.29)%(1)
 Portfolio turnover rate                                          239% (1)



                                                                           For the Year Ended May 31,
                                                        ----------------------------------------------------------------
                                                            1998         1997         1996         1995         1994
                                                        ------------ ------------ ------------ ------------ ------------
For a share outstanding throughout each
 year/period:
Net asset value, beginning of year/period                 $  14.23     $  12.00    $   12.98    $   10.12    $   10.34
                                                          --------     --------    ---------    ---------    ---------
Income from investment operations:
 Net investment income (loss)                                (0.47)       (0.25)       (0.28)       (0.28)        0.06
 Net realized and unrealized gain (loss) on
  investments                                                 2.19         2.69         0.93         3.33        (0.27)
                                                          --------     --------    ---------    ---------    ---------
      Total income (loss) from investment
       operations                                             1.72         2.44         0.65         3.05        (0.21)
                                                          --------     --------    ---------    ---------    ---------
Distributions:
 From net investment income                                                                         (0.07)       (0.01)
 From net realized gain on security transactions             (1.05)       (0.21)       (1.63)       (0.12)
                                                          --------     --------    ---------    ---------
      Total distributions                                    (1.05)       (0.21)       (1.63)       (0.19)       (0.01)
                                                          --------     --------    ---------    ---------    ---------
        Net asset value, end of year/period               $  14.90     $  14.23    $   12.00    $   12.98    $   10.12
                                                          ========     ========    =========    =========    =========
Total return(2)                                              13.02%       20.59%        6.36%       30.70%       (2.04)%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)           $ 13,664     $ 13,060    $   9,072    $   6,490    $   5,323
 Ratio of operating expenses to average net assets(3)         2.54%        2.65%        2.68%        2.39%        1.99%
 Ratio of total expenses to average net assets(4)             5.52%        5.20%        6.22%        5.79%        4.49%
 Ratio of net investment income (loss) to average
  net assets                                                 (3.08)%      (2.50)%      (2.67)%      (2.60)%       0.76%
 Portfolio turnover rate                                       145%         115%         145%         220%         170%

-----------
(1) Annualized.

(2) Does not reflect contingent deferred sales charge. Total returns for periods of less than one year are not annualized.

(3) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.80%, 2.69%, 2.80%, 2.87%, 2.95% and 2.69%, respectively.

(4) Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 5.63%, 5.67%, 5.35%, 6.41%, 6.34% and 5.19%, respectively


The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS

                (Information as of and for the six months ended
                        November 30, 1998 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 1998, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $15,885,388, $3,200,006, $3,364,614 and
     $164,608, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

                         YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Borrowings

     The Fund is permitted to borrow up to one-third of the value of its net assets for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 1998, the balance due for securities purchased through leveraging was $4,684,378. The average daily balance during the year ended November 30, 1998 was $5,128,976 or $5.43 per share, based on average shares outstanding of 944,084. The maximum amount of borrowings outstanding at any month-end during the year was $6,123,065. The Fund's investment securities are pledged as collateral under the borrowing arrangement.

     Interest is charged at a rate of 1.50% plus the brokers loan call rate (6.875% as of November 30, 1998). Such interest amounted to $179,909 for the six months ended November 30, 1998.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 2% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.

                         YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended November 30, 1998, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $23,270,719 and $21,130,318, respectively.


6. Composition of Net Assets:

     At November 30, 1998, net assets consisted of:



   Paid-in capital                                                               $ 10,504,028
   Accumulated net investment loss                                                   (209,197)
   Accumulated net realized gain from security transactions                           730,337
   Unrealized appreciation on investments                                           3,230,149
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 14,255,317
                                                                                 ============

                          API TREASURIES TRUST
                  COMPARING DISTRIBUTION OF MARKETS IN THE FUND
                AND POSITION OF MARKETS ON THE EFFICIENT FRONTIER*

                     DISTRIBUTION OF MARKETS*

USTS 5/07 3.2%
USTS 5/05 9.1%
USTS 5/08 34.6%
53.1 USTS 8/05

       CONSERVATIVE         MODERATE          GROWTH           AGGRESSIVE


H    o    HI-Yield Bonds
I    o    REITs
G    o    Long-Term Muni Bonds
H    o    International Bonds
E    o    Inter-Term Muni Bonds
R

R    o    Corporate Bonds
E    o    Long-term Govt. Bonds
T    o    Mort. Backed Bonds
U    o    Short Term Muni. Bonds
R
N    o    Fixed Annuities
     o    T Notes/Cds
L    o    Cash & Equivalents
O
W    o    Balanced Funds
E
R    o    Large Growth Stocks
     o    Mid-Cap Stocks
     o    International Stocks

     o    Small Growth Stocks
     o    Emerging Equities
     o    Small Value Stocks
     o    Large Value Stocks
     x    Inter-term Govt. Bonds


                           POSITION OF MARKETS ON THE
                             EFFICIENT FRONTIER
                           TIME PERIOD: 1980-1996

     x    INDICATES MARKETS INCLUDED IN THE TREASURIES TRUST*


     LOWER                           RISK                       HIGHER



     * Allocation of the fund is as of Nov. 30 and will change based on market conditions

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1998
                                  (Unaudited)


                                                      Principal         Value
                                                    -------------   -------------
U.S. GOVERNMENT OBLIGATIONS -- 100.00%
United States Treasury Stripped Interest Payment
     Due 5/15/2005                                   $  508,000      $  373,295
     Due 8/15/2005                                    2,997,000       2,177,516
     Due 5/15/2007                                      198,000         131,489
     Due 5/15/2008                                    2,257,000       1,416,195
                                                     ----------      ----------
       Total investments (cost $3,856,727)           $5,960,000      $4,098,495
                                                     ==========      ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1998
                                  (Unaudited)


Assets:
Investments at value (identified cost of $3,856,728)                                     $  4,098,496
 Cash                                                                                         151,353
 Other assets                                                                                  97,882
                                                                                         ------------
      Total assets                                                                          4,347,731
                                                                                         ------------
Liabilities:
 Other liabilities                                                                              5,069
                                                                                         ------------
      Total liabilities                                                                         5,069
                                                                                         ------------
        Net assets                                                                       $  4,342,662
                                                                                         ============

 Shares of beneficial interest outstanding (unlimited number of no par value shares           383,065
                                                                                         ============
  authorized)
 Net asset value, offering and redemption price per share outstanding                    $      11.34
                                                                                         ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1998
                                  (Unaudited)


Investment income:
 Interest                                                         $ 136,264
                                                                  ---------

Expenses:
 Investment advisory fees                                             8,059
 Transfer agent fees                                                  9,432
 Custodial fees                                                         820
 Professional fees                                                    4,262
 Registration fees                                                    5,556
 Trustee fees                                                         1,028
 Insurance                                                              485
 Shareholder reports                                                  1,361
 Organizational expenses                                              4,077
 Miscellaneous                                                          595
                                                                  ---------
                                                                     35,675
 Less expenses waived/reimbursed by investment advisor              (18,594)
                                                                  ---------
     Total expenses                                                  17,081
                                                                  ---------
     Net investment income                                          119,183
                                                                  ---------
Realized and unrealized gain on investments:
    Net realized gain from security transactions                      8,244
    Change in unrealized appreciation on investments                196,472
                                                                  ---------
      Net realized and unrealized gain on investments               204,716
                                                                  ---------
        Net increase in net assets resulting from operations      $ 323,899
                                                                  =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                  For the
                                                                               For the          Period From
                                                                              Six Months       July 2, 1997
                                                                                Ended          (commencement
                                                                            Nov. 30, 1998     of operations)
                                                                             (Unaudited)      to May 31, 1998
                                                                           ---------------   ----------------
Operations:
 Net investment income                                                       $  119,183        $    96,794
 Net realized gain from security transactions                                     8,244              1,074
 Net change in unrealized appreciation on investments                           196,472             45,296
      Increase in net assets resulting from operations                          323,899            143,164
                                                                             ----------        -----------
Distributions from:
 Net investment income                                                          (71,042)           (45,459)
                                                                             ----------        -----------
      Decrease in net assets resulting from distributions                       (71,042)           (45,459)
                                                                             ----------        -----------
Capital share transactions:
 Proceeds from sale of 65,585 and 396,805 shares                                731,000          4,112,679
 Value of 6,292 and 4,334 shares issued upon reinvestment of dividends           69,147             44,776
 Cost of 50,287 and 39,664 shares redeemed                                     (554,176)          (411,326)
                                                                             ----------        -----------
      Increase in net assets resulting from capital share transactions          245,971          3,746,129
                                                                             ----------        -----------
      Total increase in net assets                                              498,828          3,843,834
Net assets:
 Beginning of period                                                          3,843,834                -0-
                                                                             ----------        -----------
 End of period                                                               $4,342,662        $ 3,843,834
                                                                             ==========        ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                             FINANCIAL HIGHLIGHTS



                                                              For the
                                                             Six Months
                                                               Ended             For the
                                                           Nov. 30, 1998      Period Ended
                                                            (unaudited)      May 31, 1998(3)
                                                          ---------------   ----------------
For a share outstanding throughout the period:
Net asset value, beginning of period                         $ 10.63           $  10.00
                                                             -------           --------
Income from investment operations:
 Net investment income                                          0.32               0.43
 Net realized and unrealized gain on investments                0.59               0.49
                                                             -------           --------
      Total income from investment operations                   0.91               0.92
                                                             -------           --------
Distributions:
 From net investment income                                    (0.20)             (0.29)
                                                             --------          ---------
      Total distributions                                      (0.20)             (0.29)
                                                             --------          ---------
        Net asset value, end of period                       $ 11.34           $  10.63
                                                             ========          =========
Total return*                                                    8.63%              9.33%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                   $  4,343          $   3,844
 Ratio of expenses to average net assets(2)                      0.85%(1)           0.84%
 Ratio of net investment income to average net assets            5.93%(1)           5.85%
 Portfolio turnover rate                                            6%(1)              3%

-----------
(1) Annualized.

(2) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.78% and 2.99%, respectively.

(3) Commencement of operations was July 2, 1997.

* Total returns for periods of less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1998 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Organization Expenses

     Costs incurred by the Fund in connection with its organization and initial registration are included in other assets and are being amortized evenly over two years. At November 30, 1998 such unamortized costs amounted to $4,056

     d. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 1998, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation with respect to each security where there is an excess of value over tax cost were $3,856,728 and $241,768, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund. For the period ended November 30, 1998, the Advisor waived all of its fees in the amount of $8,059. In addition, the Advisor reimbursed $10,535 of the Fund's operating expenses.


4. Investment Activity:

   For the year ended November 30, 1998, purchases and sales of U.S. government obligations amounted to $149,717 and $125,179, respectively.
     There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.


5. Composition of Net Assets:

     At November 30, 1998, net assets consisted of:



   Paid-in capital                                                               $ 3,992,100
   Accumulated net investment income                                                  99,476
   Accumulated net realized gain from security transactions                            9,318
   Unrealized appreciation on investments                                            241,768
                                                                                 -----------
         Net assets applicable to outstanding shares of beneficial interest      $ 4,342,662
                                                                                 ===========

                      (This Page Intentionally Left Blank)

                             SHAREHOLDERS SERVICES
                                   API Trust
                                 P.O. Box 8595
                        Boston, Massachusetts 02266-8595

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             INDEPEPENDENT AUDITORS
                          PriceWaterHouseCoopers, LLP
                             250 West Pratt Street
                           Baltimore, Maryland 21201

This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus


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